Employee Benefits (Details) - Schedule of employee benefits liability - Employee benefits liability [Member] - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits (Details) - Schedule of employee benefits liability [Line Items]
Vested benefits Obligation (OBA)	$ 3,390	$ 47,159	$ 0
Plus, Non-Vested Benefits Obligation	159,453	115,077	127,064
Defined Benefits Obligation.	162,843	162,236	127,064
Projected Net Liability	162,843	$ 162,236	$ 127,064
Retirement benefits [Member]
Employee Benefits (Details) - Schedule of employee benefits liability [Line Items]
Vested benefits Obligation (OBA)	0
Plus, Non-Vested Benefits Obligation	87,071
Defined Benefits Obligation.	87,071
Projected Net Liability	87,071
Termination benefits [Member]
Employee Benefits (Details) - Schedule of employee benefits liability [Line Items]
Vested benefits Obligation (OBA)	3,390
Plus, Non-Vested Benefits Obligation	72,382
Defined Benefits Obligation.	75,772
Projected Net Liability	$ 75,772